Document And Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	BioRestorative Therapies, Inc.
Entity Central Index Key	0001505497
Document Type	S-1
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	BRTX